Unassociated Document


       UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C. 20549

       FORM 24F-2
       Annual Notice of Securities Sold
       Pursuant to Rule 24f-2


       1. Name and address of Issuer: The BBH Fund, Inc.
       40 Water Street
       Boston, MA 02109

       2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

       The BBH Real Return Fund
       The BBH International Equity Fund
       The BBH Broad Market Fund
       The BBH Core Select


       3. Investment Company Act File Number: 811-06139
       Securities Act File Number: 33-48605

       4(a). Last day of fiscal year for which this notice is filed: October 31, 2006

       4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If Form is being filed late, interest must be paid on the registration fee due.

       4(c). [] Check the box if this
                  is the last time the issuer
                  will be filing

       this Form.

       5. Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

       The BBH Real Return Fund148,077,807.00
       The BBH International Equity Fund 137,341,926.00

       The BBH Core Select 27,852,490.00

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


       The BBH Real Return Fund(226,179,019.00)
       The BBH International Equity Fund(69,153,240.00)

       The BBH Core Select(17,154,390.00)

       (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fee payable to the Commission:
       As of October 31, 2005
       The BBH Real Return Fund-
       The BBH International Equity Fund-
       The BBH Broad Market Fund -
       The BBH Core Select-

       (iv) Total available redemption credits
       [add Items 5(ii) and 5(iii)]:

       The BBH Real Return Fund(226,179,019.00)
       The BBH International Equity Fund(69,153,240.00)

       The BBH Core Select(17,154,390.00)

       (v) Net sales - if Item 5(i) is greater
       than Item 5(iv)[subtract Item 5(iv)

       from Item 5(i)]: 785,574.00

       (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)[subtract Item
       5(iv) from Item 5(i): -


       (vii)Multiplier for determining registration fee
       (See Instruction C.9) 0.000107

       (viii)Registration fee due [multiply Item 5(v) by Item
       5 (vii) (enter "0" if no fee is due): 84.06

       6. Prepaid Shares

       If the response to Item 5(i) was
      determined by deducting an amount
       of securities that were registered
      under the Securities Act of 1933
       pursuant

       to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units deducted here: _____ . If there is a number of shares or other units
       that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____.-

       7. Interest due - if this Form is being
          filed more than 90 days after the
          end of the issuer's fiscal year
          (see Instruction D):-



       8. Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:84.06



       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       January 24, 2007

       Method of Delivery:

       [x] Wire Transfer
       [ ] Mail or other means

       SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /S/ JOHN C. SMITH II
       John C. Smith II
       Assistant Treasurer

       Date January 24, 2007

       *Please print the name and title of the signing officer below the signature.